VANECK CHINA BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
CORPORATE BONDS: 77.6%
Energy : 8.2%
China National Petroleum
Corp.
4.16%, 08/16/25 CNY 6,000 $ 849,161
China Petroleum & Chemical
Corp.
3.20%, 07/27/26 CNY 8,000 1,132,719
1,981,880
Financials : 36.9%
Agricultural Development Bank
of China
3.74%, 07/12/29 CNY 2,740 410,241
3.75%, 01/25/29 CNY 2,620 389,831
4.39%, 09/08/27 CNY 1,270 188,896
4.65%, 05/11/28 CNY 1,360 206,586
Bank of Communications Co.
Ltd. Reg S
2.70%, 09/26/26 CNY 10,000 1,407,632
China Development Bank
2.73%, 11/11/24 CNY 1,780 247,069
3.18%, 04/05/26 CNY 1,070 151,490
3.34%, 07/14/25 CNY 1,060 148,973
3.45%, 09/20/29 CNY 4,800 710,922
3.48%, 01/08/29 CNY 4,460 656,531
3.65%, 05/21/29 CNY 1,950 290,419
3.66%, 03/01/31 CNY 1,170 177,663
3.70%, 10/20/30 CNY 4,150 629,302
4.04%, 04/10/27 CNY 1,760 257,410
4.04%, 07/06/28 CNY 2,720 406,101
China Everbright Bank Co. Ltd.
Reg S
2.72%, 09/25/26 CNY 10,000 1,405,076
Export-Import Bank of China
2.90%, 08/19/32 CNY 1,390 202,823
3.38%, 07/16/31 CNY 1,750 262,173
3.43%, 10/23/25 CNY 3,470 489,904
Par
(000’s) Value
Financials (continued)
3.74%, 11/16/30 CNY 2,380 $ 361,732
9,000,774
Industrials : 5.7%
China Railway Group Ltd.
2.58%, 08/03/25 CNY 10,000 1,392,281
Underline
Real Estate : 0.0%
China Fortune Land
Development Co. Ltd.
5.50%, 10/22/22 (d) * CNY 1,000 1
7.00%, 03/03/21 (d) * CNY 1,000 2
3
Utilities : 26.8%
China Huaneng Group Co. Ltd.
3.95%, 04/21/26 CNY 10,000 1,428,707
China Southern Power Grid
Co. Ltd.
2.42%, 10/24/25 CNY 8,000 1,113,218
China Three Gorges Corp.
4.15%, 05/11/26 CNY 10,000 1,436,287
Guangdong Hengjian
Investment Holding Co. Ltd.
3.28%, 01/14/27 CNY 10,000 1,423,553
State Grid Corp. of China
2.88%, 08/30/27 CNY 8,000 1,135,462
6,537,227
Total Corporate Bonds
(Cost: $19,580,664) 18,912,165
GOVERNMENT OBLIGATIONS: 4.7%
China Government Bond
2.67%, 11/25/33 CNY 6,950 1,004,680
3.28%, 12/03/27 CNY 1,050 152,844
Underline
Total Government Obligations
(Cost: $1,157,507) 1,157,524
Total Investments: 82.3%
(Cost: $20,738,171) 20,069,689
Other assets less liabilities: 17.7% 4,316,362
NET ASSETS: 100.0% $ 24,386,051
Definitions:
CNY Chinese Yuan
* Non-income producing
(d) Security in default
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.